Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3.	Summary of Significant Accounting Policies

Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and are expressed in United States dollars. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, we have included all adjustments considered necessary for a fair presentation and such adjustments are of a normal recurring nature. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the years ended December 31, 2024, and 2023. The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the results to be expected for the full fiscal year ending December 31, 2025.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of PMGC and its 100% owned subsidiaries, PMGC Research, Skincare, BioSciences, PMGC Capital, Pacific Sun and AGA. All intercompany accounts, transactions and profits were eliminated in the unaudited condensed consolidated financial statements.

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Under this method, the purchase consideration transferred is measured at fair value on the acquisition date and allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values. Any excess of the purchase consideration over the fair value of the identifiable net assets acquired is recorded as goodwill.

Acquisition-related costs (such as legal, due diligence, and advisory fees) are expensed as incurred and presented within general and administrative expenses in the consolidated statements of operations.

Contingent consideration, if any, is recorded at fair value on the acquisition date and subsequently remeasured at each reporting period, with changes in fair value recognized in earnings in accordance with ASC 805-30-35 and ASC 450, Contingencies.

During the third fiscal quarter of 2025, the Company completed two acquisitions—Pacific Sun Packaging Inc. and AGA Precision Systems LLC—which were accounted for under ASC 805. The initial purchase price allocations are preliminary and subject to adjustment upon completion of final valuation analyses (Note 5).

Goodwill and Intangible Assets

Goodwill arising from business combinations represents the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized but is tested for impairment annually or more frequently if events or circumstances indicate that the carrying amount may not be recoverable, in accordance with ASC 350, Intangibles – Goodwill and Other.

Goodwill recognized from the 2025 acquisitions of Pacific Sun Packaging Inc. and AGA Precision Systems LLC primarily reflects expected synergies, operational efficiencies, workforce know-how, and future growth opportunities within the Company’s manufacturing segment.

Identifiable intangible assets acquired in business combinations are recorded at fair value as of the acquisition date and are amortized on a straight-line basis over their estimated useful lives. The Company’s current classes and estimated useful lives are as follows:

Intangible asset	Estimated useful life
Customer relationship	12 to 15 years
Brand	5 years
Backlog	1 year

Revenue Recognition

Revenue is recognized in accordance with ASC 606, Revenue from Contracts with Customers, when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to receive.

For Pacific Sun Packaging Inc., revenue is recognized at a point in time upon shipment or delivery, as control transfers to the customer at that stage. For AGA Precision Systems LLC, revenue from CNC machining and precision component manufacturing is recognized over time using an input method based on labor hours or materials consumed, as the Company’s performance creates an asset that has no alternative use and there is an enforceable right to payment for performance completed to date. The revenue recognition policies for PMGC’s other subsidiaries remain unchanged.

Inventory

Inventory entirely consists of IT packaging purchased and sold by Pacific Sun as finished goods. Inventory is stated at the lower of cost or net realizable value. Cost is determined using the Frist in First out (FIFO) method. Net realizable value is determined on the basis of anticipated sales proceeds less the estimated selling expenses. To assess the need for an allowance due to obsolescence or a decline in net realizable value, management evaluates inventory aging in conjunction with expected future sales and compares the cost of inventory to its net realizable value. If the carrying amount exceeds net realizable value, an allowance is recorded to write down the inventory to its estimated net realizable value.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to revenue recognition, the collectability of receivables, valuation of inventory, fair value of investments in securities, derivative liabilities and stock options, useful lives and recoverability of long-lived assets, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the unaudited condensed consolidated financial statements in the period they are determined.

Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. dollar. The functional currency of PMGC Research is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets, liabilities, and items recorded in income arising from transactions denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

The accounts of PMGC Research are translated to U.S. dollars using the current rate method. Accordingly, assets and liabilities are translated into U.S. dollars at the period-end exchange rate while revenues and expenses are translated at the average exchange rates during the period. Related exchange gains and losses are included in a separate component of stockholders’ equity as accumulated other comprehensive income (loss).

Investments in securities

Investments in securities include publicly traded equity securities and a convertible debenture that is convertible at any time into publicly traded securities. All investments are classified as trading securities and are reported at fair value, with both realized and unrealized gains and losses recognized in earnings. Equity securities have readily determinable fair values and are measured in accordance with ASC 321 – Accounting for Equity Interests. The convertible debenture is measured at fair value under ASC 320 – Investments – Debt Securities.

The cost of securities sold is determined using the specific identification or average cost method. Investments, including publicly traded shares and those that management intends to convert into equity upon favorable market conditions, are classified as current assets on the condensed consolidated balance sheet.

New Accounting Standards

Recently Adopted Accounting Standards

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2022-03, ASC Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). The FASB is issuing this Update (1) to clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820.

Stakeholders asserted that the language in the illustrative example resulted in diversity in practice on whether the effects of a contractual restriction that prohibits the sale of an equity security should be considered in measuring that equity security’s fair value. Some stakeholders apply a discount to the price of an equity security subject to a contractual sale restriction, whereas other stakeholders consider the application of a discount to be inappropriate under the principles of Topic 820.

For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), intended to improve reportable segments disclosure requirements primarily through enhanced disclosures about significant segment expenses.

ASU 2023-07 includes a requirement to disclose significant segment expenses that are regularly provided to the Company’s Chief Operating Decision Maker (“CODM”)   and included within each reported measure of segment profit or loss, the title and position of the CODM, an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and all segments’ profit or loss and assets disclosures. ASU 2023-07 is effective for all public companies for fiscal years beginning after December 15, 2023, and interim periods for the interim period beginning on January 1, 2025. Adoption of ASU 2023-07 did not have a material impact on the Company’s financial statement.

Recently Issued Accounting Standards

The Company assesses the adoption impacts of recently issued, but not yet effective, accounting standards by the FASB on the Company's unaudited condensed consolidated financial statements.

There are no recently issued accounting standards which may have effect on the Company’s unaudited condensed consolidated financial statements

3.	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”) and are expressed in U.S. dollars. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions were eliminated upon consolidation.

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the account of PMGC, and its 100% owned subsidiaries, PMGC Research, Skincare, BioSciences and PMGB Capital. All intercompany accounts, transactions and profits were eliminated in the consolidated financial statements.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to revenue recognition, the collectability of receivables, valuation of inventory, fair value of derivative liabilities and stock options, useful lives and recoverability of long-lived assets, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the consolidated financial statements in the period they are determined.

Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. dollar. The functional currency of PMGC Research is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets, liabilities, and items recorded in income arising from transactions denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

The accounts of PMGC Research are translated to U.S. dollars using the current rate method. Accordingly, assets and liabilities are translated into U.S. dollars at the period-end exchange rate while revenues and expenses are translated at the average exchange rates during the period. Related exchange gains and losses are included in a separate component of stockholders’ equity as accumulated other comprehensive income (loss).

Reportable Segments and Geographic Areas

The Company’s continuing operations consists of one reportable segment. The Chief Executive Officer has been identified as the Chief Operating Decision Maker (CODM). The Company’s activities are interrelated, and each activity is dependent upon and supportive of the other. The CODM manages business activities using consolidated information for the Company as a whole. Accordingly, all significant operating decisions are based on analysis of financial products provided as a single global business. As a result, no disaggregated segment information is presented.

The majority of the Company’s continuing operations are conducted from and its assets are located in the United States. PMGC Research, the Company’s Canadian subsidiary, is located in Canada and provide limited operational support and research. The following is a summary of the Company’s continuing operations, assets and liabilities split between the Unites States and Canada:

	United States	Canada	Total
Expenses	$3,468,907	$194,659	$3,663,566
Other income (expense)	(353,148)	-	(353,148)
Net loss from continuing operations	$3,822,055	$194,659	$4,016,714

Current Assets	$4,826,296	$31,897	$4,858,193
Non-current assets	2,941,078	1,086	2,942,164
Total Assets	$7,767,374	$32,983	$7,800,357

Current liabilities	$1,238,243	$11,975	$1,250,218
Non-current liabilities	534,467	-	534,467
Total Liabilities	$1,772,710	$11,975	$1,784,685

Total Equity	$7,255,391	$(595,827)	$6,659,564

Discontinued Operations, and Assets and Liabilities Held for Sale

The Company classify long-lived assets, or disposal groups comprised of assets and liabilities, as held for sale in the period in which the following six criteria are met, (i) management, having the authority to approve the action, commits to a plan to sell the group of assets and liabilities; (ii) the assets and liabilities are available for immediate sale in its present condition, subject only to terms that are usual and customary; (iii) an active program to locate a buyer and other actions required to complete the plan to sell have been initiated; (iv) the sale is probable and is expected to be completed within one year; (v) the property is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn, in accordance with Accounting Standard Codification (“ASC”) 360, Property, Plant and Equipment. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the current and prior balance sheets in the period in which the business is classified as held for sale, resulting in changes to the presentation of certain prior period amounts. The Company ceases depreciation and amortization on long-lived assets (or disposal groups) classified as held for sale and measures them at the lower of carrying value or estimated fair value less cost to sell.

The Company reports the results of operations of a business as discontinued operations if a disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results when the business is classified as held for sale, in accordance with ASC 360, and ASC 205-20, Presentation of Financial Statements – Discontinued Operations. Under ASC 360, assets may be classified as held for sale even though discontinued operations classification is not met. The results of discontinued operations are reported in Net loss from discontinued operations, net of tax in the accompanying consolidated statements of operations and comprehensive loss for current and prior periods, including any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell. All other notes to these consolidated financial statements present the results of continuing operations and exclude amounts related to discontinued operations for all periods presented.

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. Since ASU 2014-09 was issued, several additional ASUs have been issued to clarify various elements of the guidance. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product to a customer. Revenue is measured based on the consideration the Company expects to receive in exchange for those products. In instances where financial acceptance of the product is specified by the customer, revenue is deferred until all acceptance criteria have been met. Revenues are recognized under ASC 606, “Revenue from Contracts with Customers,” in a manner that reasonably reflects the delivery of its products and services to customers in return for expected consideration.

The Company generates revenue through the sale of skincare products. Revenue from the sale of skincare products are recognized at the point in time when the Company considered revenue realized or realizable and earned, which is typically when all of the five following criteria are met: (1) the contract with the customer is identifiable (i.e. when a sales transaction has been entered into between the Company and the customer), (2) the performance obligation in the contract is identifiable (i.e. the customer has ordered a known quantity of product to be delivered), (3) the transaction price is determinable (i.e. the customer has agreed to the Company’s price for the products ordered), (4) the Company is able to allocate the transaction price to the performance obligations in the contract, and (5) the performance obligations have been satisfied, which is typically upon delivery of the product to the customer.

Transaction prices for performance obligations are explicitly outlined in relevant agreements; therefore, the Company does not believe that significant judgements are required with respect to the determination of the transaction price, including any variable consideration identified.

The Company is responsible for providing the products to customers. As a result, the Company is considered the Principal when providing products to customers. As the Company collects payment at the time of the customer order, its contracts do not have a significant financing component. Customers are entitled to replacement or full refund of any damaged or defective product, after the return of the damaged or defective product to the Company. There were no significant returns or refunds during the years ended December 31, 2024 and 2023.

Research and Development

Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development. The Company incurs research and development costs in the pursuit of new products and improving the formulation of existing products. Examples of research costs include laboratory research, studies, surveys, and other activities aimed at acquiring new knowledge. Development costs include expenses incurred in the process of applying research findings or other knowledge to a plan or design for a new product or process. Examples of development costs include engineering, design, testing, and other activities aimed at developing a product or process for commercial production.

Development costs may be capitalized if the following criteria are met: (1) technological feasibility has been established, (2) the Company intends to complete the product or process. (3) the Company has the ability to use or sell the product or process, (4) the product or process will generate future economic benefits, and (5) the costs can be reliably measured.

As of December 31, 2024 and 2023, the Company has not capitalized any development cost.

Intangible Assets

In accordance with ASC 350 “Intangibles—Goodwill and Other”, intangible assets are recorded at cost less accumulated amortization. They are depreciated using the straight-line method over their estimated useful lives, which reflect the period over which economic benefits are expected to be realized. In accordance with ASC 730 “Research and development costs”, an acquired in-process researched and development (“IPR&D”) intangible asset with an alternative future use is capitalized, in accordance with ASC 350, and amortized over its useful life. Although IPR&D assets are likely to be finite-lived, amortization does not begin until the research and development projects are completed. In accordance with the IPR&D asset purchase agreement, the Company is required to meet development milestones starting with the initiation of a pre-clinical IND-enabling study within 2 years of the acquisition date, and ending with obtaining marketing approval from the FDA within 9 years of the acquisition date. Management assesses impairment indicators at each reporting period end. The estimated useful lives of intangible assets are generally as follows:

License #1 – INmune	10-year straight-line
License #2 – MOA	IPR&D project not yet complete

Marketing and Promotion

Costs associated with marketing and promoting the Company’s products are expensed when incurred. The Company includes the cost of products given out as samples in marketing and promotion expenses.

Leases

The Company accounts for leases in accordance with ASC 842, “Leases”. We determine if an arrangement meets the definition of a lease at inception of the contract. Leases are classified as either operating or finance leases. All of the Company’s leases have been assessed as operating leases. Accounting for operating leases, other than short term leases, results in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our lease do not provide an implicit rate, we use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes”. The asset and liability method provides that deferred income tax assets and liabilities are recognized for the expected future tax consequence of temporary differences between the financial reporting and taxes basis of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that it believes more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income tax planning, strategies and results of recent operations. If the Company determines that such deferred tax assets will be recognized in the future in excess of the net recorded amount then the deferred tax asset valuation will be adjusted which would reduce the provision for income taxes. Significant judgments and estimates are required in the determination of the consolidated income tax expense. As of December 31, 2023 and 2022, the Company did not have any amounts recorded pertaining to tax assets or liabilities as the Company has incurred losses since inception and has taken a full valuation allowance against its tax loss carry forwards. In addition, the Company did not have any amounts recorded pertaining to tax expense or recovery.

The Company records uncertain tax provisions in accordance with ASC 740 based on a two-step process whereby (1) a determination is made about whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

As of December 31, 2024 and 2023, the Company did not have any amounts recorded pertaining to uncertain tax positions. The Company recognizes interest and penalties related to uncertain tax positions in office and administrative expense. The Company did not incur any penalties or interest during the years ended December 31, 2024 and 2023.

Concentration of Credit Risk

Cash, receivables and refundable deposits are the only financial instruments that are potentially subject to credit risk. The Company places its cash in what it believes to be credit-worthy financial institutions. Receivables relate to sales taxes paid that is reimbursable from the Canadian government and timing differences on receiving proceeds from sales transactions processed through customer credit cards. Refundable deposits relate to the Company’s security deposit on lease agreements.

Risks and Uncertainties

The Company is subject to risks from, among other things, competition associated with the industry in general, regulatory environment, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves judgement. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Cash and Cash Equivalents

Cash includes cash on hand and cash in demand deposits. Cash equivalents include all highly liquid instruments with original maturities of three months or less. As of December 31, 2024 and 2023, the Company did not hold any cash equivalents.

Receivables

All receivables under standard terms are due thirty (30) days from the date billed. If the funds are not received within thirty (30) days, the customer is contacted to arrange payment. The Company uses the allowance for credit losses method to account for uncollectable receivables. As of December 31, 2024 and 2023, there was no allowance for credit losses related to receivables recorded.

Inventory

Inventory consist of raw materials, work-in-progress and finished goods and are valued at the lower of cost or net realizable value. The Company’s manufacturing process involves the production of our proprietary stem cell-derived Elevai ExosomesTM. Finished goods consists of a new generation of cosmetic topical products containing our proprietary stem cell-derived Elevai ExosomesTM. Cost is determined using the weighted average cost formula. Net realizable value is determined on the basis of anticipated sales proceeds less the estimated selling expenses. Management compares the cost of inventories with the net realizable value and an allowance is made to write down inventories to net realizable value, if lower.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Renewals and betterments that materially extend the life of assets are capitalized. Expenditures for maintenance and repairs are expensed as incurred. Property and equipment is depreciated using the straight-line method. The estimated useful lives of property and equipment are generally as follows:

Lab equipment	7-year straight-line
Furniture and fixtures	7-year straight-line
Computers	5-year straight-line

The Company ceases to depreciate property and equipment on the date that it is reclassified to assets held for sale.

Impairment of Long-Lived Assets

The Company reviews long-lived assets such as equipment for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected undiscounted future cash flows is less than the carrying value of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset.

The Company’s policy for long-lived assets requires judgement in determining whether the present value of future expected economic benefits exceeds capitalized costs. The policy requires management to make certain estimates and assumptions about future economic benefits related to its operations. Estimates and assumptions may change if new information becomes available. If information becomes available suggesting that the recovery of capitalized cost is unlikely, the capitalized cost is written off/impaired to the consolidated statement of operations.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statement of operations. The Company uses the Black-Scholes option-pricing model to value the derivative instruments at inception and subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period.

Common Stock Warrants

The Company classifies as equity any warrants that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any warrants that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control), (ii) gives the counterparty a choice of net-cash settlement or (iii) that contain reset provisions that do not qualify for the scope exception. The Company assesses classification of its common stock warrants at each reporting date to determine whether a change in classification is required. Warrants classified as liabilities are initially recorded at fair value, with gains and losses arising from changes in fair value recognized in other income (expense) in the consolidated statements of operations at each period end while such instruments remain outstanding.

Financial Instruments and Fair Value Measurements

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity,” and ASC 815 “Derivatives and Hedging”.

ASC 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC 825, “Financial Instruments,” defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist of cash, receivables, investment in securities, accounts payable and accrued liabilities, consideration payable, due to related parties and derivative liabilities. Except for cash, investment in securities and derivative liabilities, the Company’s financial instruments’ carrying amounts, excluding unamortized discounts, approximate their fair values due to their short term to maturity. Cash is measured and recognized at fair value based on level 1 inputs for all periods presented. Investment in securities is measured and recognized at fair value based on level 2 inputs as at December 31, 2024. Derivative liabilities are measured and recognized at fair value based on level 3 inputs.

	Level 1	Level 2	Level 3	Total
December 31, 2024:
Cash	$3,984,453	$-	$-	$3,984,453
Investment in securities	-	139,084	-	139,084
Derivative liabilities	-	-	-	-
	$3,984,453	$139,084	$-	$4,123,537

December 31, 2023:
Cash	$3,326,851	$-	$-	$3,326,851
Derivative liabilities	-	-	369,158	369,158
	$3,326,851	$-	$369,158	$3,696,009

Loss per Share

The Company computes net income (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the consolidated statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential shares of common stock outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all potential shares if their effect is anti-dilutive.

The Company’s preferred stock, stock options and warrants outstanding during the years ended December 31, 2024 and 2023, are considered potential common shares that could dilute earnings per share, but were not included in the diluted loss per share computation because their effect was antidilutive for the periods presented. As a result, there is no difference between the computation of basic and diluted loss per shares for the periods presented.

Share-Based Compensation

Employees - The Company accounts for share-based compensation under the fair value method which requires all such compensation to employees, including the grant of employee stock options, to be calculated based on its fair value at the measurement date (generally the grant date), and recognized in the consolidated statement of operations over the requisite service period.

Nonemployees - During June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”) to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees. Under the requirements of ASU 2018-07, the Company accounts for share-based compensation to non-employees under the fair value method which requires all such compensation to be calculated based on the fair value at the measurement date (generally the grant date), and recognized in the statement of operations over the requisite service period.

During the years ended December 31, 2024 and 2023, the Company recorded $97,167 and $487,738, respectively, in share-based compensation expense, of which $93,449 and $3,718, and $250,067 and $237,671, respectively is included in office and administration and discontinued operations, respectively. Within discontinued operations for the years ended December 31, 2024 and 2023, ($599) and $4,317, and $226,838 and $10,833, respectively is included in office and administration and research and development, respectively.

Determining the appropriate fair value model and the related assumptions requires judgment. During the years ended December 31, 2024 and 2023, the fair value of each option grant was estimated using a Black-Scholes option-pricing model.

The expected volatility represents the historical volatility of comparable publicly traded companies in similar industries, adjusted for variables such as stock price, market capitalization and life cycle. Due to limited historical data, the expected term for options granted is equal to the contractual life. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of stock options. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Accounting for Freestanding Instruments Issued Together

The Company accounts for multiple instruments issued together in accordance with ASC 470 “Debt”, ASC 480 “Distinguishing Liabilities from Equity” and ASC 505 “Equity”. The Company first identifies all freestanding instruments. When multiple freestanding instruments are issued in a single transaction, the total proceeds from the transaction are allocated among the individual freestanding instruments identified based on their relative fair values at issuance. Transaction costs that are directly attributable to the issuance of both debt and equity are allocated between the liability and equity components based on their relative fair values.

Recently Adopted Accounting Standards

In March 2022, the FASB issued ASU 2022-02, ASC Subtopic 326 “Credit Losses”: Troubled Debt Restructurings and Vintage Disclosures. Since the issuance of Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, the Board has provided resources to monitor and assist stakeholders with the implementation of Topic 326 (“Update”). Post-Implementation Review (PIR) activities have included forming a Credit Losses Transition Resource Group, conducting outreach with stakeholders of all types, developing educational materials and staff question-and-answer guidance, conducting educational workshops, and performing an archival review of financial reports. ASU No. 2022-02 is effective for annual and interim periods beginning after December 15, 2022. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, ASC Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The FASB is issuing this Update (1) to clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820.

Stakeholders asserted that the language in the illustrative example resulted in diversity in practice on whether the effects of a contractual restriction that prohibits the sale of an equity security should be considered in measuring that equity security’s fair value. Some stakeholders apply a discount to the price of an equity security subject to a contractual sale restriction, whereas other stakeholders consider the application of a discount to be inappropriate under the principles of Topic 820.

For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), intended to improve reportable segments disclosure requirements primarily through enhanced disclosures about significant segment expenses.

ASU 2023-07 includes a requirement to disclose significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, the title and position of the CODM, an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and all segments’ profit or loss and assets disclosures. ASU 2023-07 is effective for all public companies for fiscal years beginning after December 15, 2023, and interim periods for the interim period beginning on January 1, 2025. Adoption of ASU 2023-07 did not have a material impact on the Company’s financial statement.

Recently Issued Accounting Standards

The Company assesses the adoption impacts of recently issued, but not yet effective, accounting standards by the Financial Accounting Standards Board on the Company’s consolidated financial statements.

There are no recently issued accounting standards which may have effect on the Company’s consolidated financial statements